DEFICIENCY IN STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended									3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 20, 2022	Apr. 30, 2013	Aug. 31, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized							1,100,000,000						1,100,000,000				1,100,000,000			1,100,000,000		1,100,000,000	1,100,000,000
Common stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued							1,426,629						1,426,629				832,500			1,429,129		1,426,629	832,500
Common stock, shares outstanding							1,426,629						1,426,629				832,500			1,429,129		1,426,629	832,500
Preferred stock, shares authorized							200,000,000						200,000,000				200,000,000			200,000,000		200,000,000	200,000,000
Preferred stock, par value							$ 0.0001						$ 0.0001				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares, value															$ 600,000		$ 106,000				$ 1,025,000	$ 1,573,000
Number of issuance, shares													32,898	10,902	25,000		21,250
Number of securities called by warrants or rights							64,788	10,590					64,788	10,590	12,500						10,590	64,788
Security deposit							$ 25,000						$ 25,000									$ 25,000
Common shares issued for services, shares													500			16,250		3,125	3,750
Common shares issued for services													$ 21,960					$ 23,300	$ 15,000	$ 51,750	$ 518,177	$ 540,136	$ 36,800
Number of vested shares							150	625	150	625				150	150
Maturity period													2024-12		2026-05
Share price							$ 44.00						$ 44.00		$ 44.00							$ 44.00
Number of common stock to settle liability															2,500
Shares issued price per share											$ 4.00						$ 8.64	$ 7.46	$ 4.00				$ 8.64
Number of value conversion of convertible securities																						$ 1,564,251
Exercise of warrants for services, shares																16,250
Exchange of shares for services, shares																	4,250
Exchange of shares for services, valued																	$ 36,800				836,250	180,000
Vesting rate description																	50% of the Series C shares vested upon issuance and the other 50% vest in May 2021. The Company recorded 50% of the compensation expense upon issuance and 50% as a prepaid expense which will be amortized over the remaining of the six month service period.
Deemed dividend																						$ 13,477,055	$ 4,440
Number of securities exchange warrants or rights							64,788						64,788									64,788
Warrants to purchase of common stock													$ 523,000
Mid Atlantic Bi-theraputics Inc [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Number of issuance, shares													31,250
Share-Based Payment Arrangement, Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,500
Common shares issued for services												$ 51,750
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Convertible threshold percentage of stock price trigger, percentage		90.00%
Debt instrument convertible conversion price		$ 0.40
Number of issuance, shares																						5,000
Common shares issued for services, shares														5,000
Common shares issued for services														$ 180,000
Forecast [Member]
Class of Stock [Line Items]
Number of vested shares			175		175
Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized																								2,500
Number of vested shares	625			625	150
Advisory Board [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														625	625
Common shares issued for services														$ 22,500
Number of vested shares							150							150
Advisory Board [Member] | Forecast [Member]
Class of Stock [Line Items]
Number of vested shares			175
Advisory Board [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of vested shares					150
Board of Directors [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														750
Common shares issued for services														$ 36,720
Advisory Board One [Member]
Class of Stock [Line Items]
Common shares issued for services, shares														625
Common shares issued for services														$ 28,475
Employee [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,100
Number of vested shares							525	525
Employee [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of vested shares						525
Employees [Member]
Class of Stock [Line Items]
Number of issuance, shares												2,500
Number of vested shares															525
Two Employees [Member]
Class of Stock [Line Items]
Common shares issued for services, shares															2,100
MABT's COVID-19 Vaccine [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 1,425,000
Number of issuance, shares													31,250
Common Stock [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 523,000	$ 425,000		$ 525,000					$ 4	$ 7
Number of issuance, shares													32,898			26,250					35,904	68,802
Number of securities called by warrants or rights						57,142	1,008	10,590				57,142	1,008	10,590		26,250	11,375				10,590	1,008	11,375
Common shares issued for services, shares											2,500		500							2,500	21,288	21,787	4,250
Common shares issued for services											$ 7,400		$ 21,960								$ 2	$ 2
Preferred stock shares issued upon conversion																339,591
Share price																	$ 20.00						$ 20.00
Shares issued price per share																$ 17.84	$ 5.00						$ 5.00
Number of common stock to settled																937
Value of common stock settled																$ 11,250
Number of shares conversion of convertible securities																						339,592
Number of value conversion of convertible securities																						$ 34
Exchange of shares for services, shares																					32,344	5,000
Exchange of shares for services, valued																					$ 3	$ 1
Conversion of stock shares issued																203,000
Warrants and rights outstanding						$ 900,000						$ 900,000					$ 54,555						$ 54,555
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Shares issued price per share																$ 24.00
Number of shares conversion of convertible securities																27,343
Number of value conversion of convertible securities																$ 656,250
Common Stock [Member] | Exchange for Services [Member]
Class of Stock [Line Items]
Common shares issued for services, shares																312
Common shares issued for services																$ 5,575
Number of value, services																$ 5,575
Warrant [Member]
Class of Stock [Line Items]
Issuance of shares, value													$ 25,000
Number of issuance, shares													1,008
Number of securities called by warrants or rights							63,780	2,500					63,780	2,500	2,500	2,750					2,500	63,780
Common shares issued for services																$ 325,000
Maturity period													2024-12	2024-07
Share price								$ 49.60						$ 49.60			$ 20.00				$ 49.60		$ 20.00
Warrants and rights outstanding								$ 34,382						$ 34,382	$ 51,906	$ 9,533					$ 34,382
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock voting rights description																				Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date;		Series A Preferred carry 10 votes for each share of common stock that each Series A shares are convertible into at the record date
Convertible threshold percentage of stock price trigger, percentage																				35.00%		35.00%
Debt instrument redemption price percentage																				45.00%		45.00%
Issuance of shares, value																				$ 5,000,000		$ 5,000,000
Common shares issued for services, shares																	100,000,000
Common shares issued for services																	$ 1,560,840
Preferred stock shares issued upon conversion																339,591
Shares issued price per share																	$ 0.0156						0.0156
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Debt instrument redemption price percentage																				125.00%		125.00%
Debt instrument convertible conversion price							$ 3.00						$ 3.00							$ 3.00		$ 3.00
Number of issuance, shares																26,250
Number of securities called by warrants or rights																26,250
Common shares issued for services, shares																16,250
Preferred stock convertible shares issuable								9,000						9,000		203,000					9,000
Preferred stock shares issued upon conversion								3,000						3,000		67,666					3,000
Shares issued price per share																$ 24.00
Number of shares conversion of convertible securities																27,343
Number of value conversion of convertible securities																$ 656,250
Exercise of warrants for services, shares																16,250
Conversion of stock shares issued																67,666
Warrants and rights outstanding																$ 525,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Convertible threshold percentage of stock price trigger, percentage																						30.00%
Shares issued price per share																	$ 0.152						$ 0.152
Exchange of shares for services, shares																	30,000,000
Exchange of shares for services, valued																	$ 4,562,062
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued																339,591